Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable - Accounts Payable [Member] - Supplier Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier C [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 256,623	$ 52,539
Total accounts payable, Percentage	47.00%	8.00%
Supplier E [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 18,562	$ 155,990	$ 39,077
Total accounts payable, Percentage	3.00%	22.00%	8.00%
Supplier G [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 14,649	$ 131,661	$ 6,061
Total accounts payable, Percentage	3.00%	19.00%	1.00%
Supplier H [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount		$ 79,605	$ 86,494
Total accounts payable, Percentage		11.00%	17.00%
Supplier I [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount		$ 8,887	$ 84,671
Total accounts payable, Percentage		1.00%	16.00%
Supplier J [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 59,195	$ 60,806	$ 66,068
Total accounts payable, Percentage	11.00%	9.00%	13.00%
Major Suppliers [Member]
Concentration Risk [Line Items]
Total accounts payable, Amount	$ 349,029	$ 489,488	$ 282,371
Total accounts payable, Percentage	64.00%	70.00%	55.00%